February 23, 2010
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 23 to its Registration Statement under the 1940 Act (“Amendment No. 21”).
Amendment No. 21 is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register shares of the John Hancock Disciplined Value Mid Cap Fund (the “Fund”), a series of the Trust, that will be publicly offered. The Fund also intends to file a registration statement on Form N-14 to register shares to be used in connection with the reorganization of another registered investment company (the “Acquired Fund”) into the Fund. The Trust anticipates filing the N-14 on or about March 19, 2010, with an effective date of April 28, 2010.
It is anticipated that the Acquired Fund’s board will hold a meeting on or about March 11, 2010 and approve the proposed reorganization. Promptly thereafter, assuming such approval, the Trust will file a subsequent Rule 485(a) Amendment (the “Subsequent Amendment”) for the Fund in order to identify the Acquired Fund and supply required information about the Acquired Fund that is not included in Amendment No. 21. When the Subsequent Amendment is filed, the Trust intends to respectfully request acceleration of the effective date of the Subsequent Amendment to April 26, 2010 in accordance with Rule 461 under the 1933 Act.
If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Nick Kolokithas at 617-663-4324.

/s/ David D. Barr
David D Barr, Esq.
Assistant Secretary and Counsel